Income Taxes - Schedule of Tax Effects of Temporary Differences (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred income tax assets
Inventory		$ 146
Non-capital losses	$ 12,099	1,953
Foreign non-capital losses	5,529	5,691
Property, plant and equipment	2,061	1,399
Allowance for bad debts	433	135
Deferred revenue	10,780	6,765
Capital lease obligation	1,324	818
Accrued restructuring	67	269
Warranty	3,453	4,933
Deferred financing fees	524	256
Long-term debt	2,585	2,090
Intangible assets	123	88
Other	412	503
Total deferred income tax assets	39,390	25,046
Deferred income tax liabilities
Inventory	26
Investment tax credits	939	651
Total deferred income tax liabilities	965	651
Net deferred income tax assets before valuation allowance	38,425	24,395
Valuation allowance	35,522	8,039
Net deferred income tax assets after valuation allowance	2,903	16,356
Deferred income tax asset	3,150	16,356
Deferred income tax liability	247
Aggregate deferred income tax asset	$ 2,903	$ 16,356